COMMITMENTS AND CONTINGENCY - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 24, 2024 CNY (¥)	Apr. 24, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCY
Severance Payments	¥ 8,800,000	$ 1,200,000
Restricted cash balance	¥ 848,936		$ 116,817			¥ 731,545
Legal contingencies | Bank of Kunlun Co., Ltd. Tuha Branch
COMMITMENTS AND CONTINGENCY
Bank deposits of respondents seized and freezed					¥ 848,935.63
Principal amount				¥ 818,730.95
Interest amount of loan				¥ 199.51
Interest rate (as a percent)				9.00%
Attorney fees				¥ 30,000
Preservation agency fee				¥ 4,765